Annual Total Returns[BarChart] - Nationwide Small Cap Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.66%)	15.89%	38.28%	4.46%	(4.82%)	20.82%	13.97%	(11.45%)	24.84%	19.59%